Exception Summary (Loan Grades)
Run Date - 2/24/2023 8:27:17 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	24	0	0	0	0	24
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	15	0	0	0	0	15
		Mortgagor Deceased - Not clear or no information on executor/heir	3	0	0	0	0	3
		Title Issue -	2	0	0	0	0	2
		Cease and Desist Request Received From Mortgagor or 3rd Party	1	0	0	0	0	1
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Delinquent HOA Fees	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	47	0	0	0	0	47